Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2023
Analysis of income and expense [abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income and interest expense by basis of accounting measurement.

Interest Income
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Measured at amortized cost 1	$69,088	$35,982

Measured at FVOCI – Debt instruments 1	3,315	1,123
	72,403	37,105
Measured or designated at FVTPL	7,980	3,707

Measured at FVOCI – Equity instruments	291	220
Total	$80,674	$41,032

1	Interest income is calculated using EIRM.

Interest Expense
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Measured at amortized cost 1,2	$41,059	$11,478

Measured or designated at FVTPL	9,671	2,201
Total	$50,730	$13,679

1	Interest expense is calculated using EIRM.
2	Includes interest expense on lease liabilities for the year ended October 31, 2023 of $135 million (October 31, 2022 – $135 million).